Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Schedule of Changes in Provisions

	2021	2020
At January 1	7,121	—
Additions: included in the acquisition value of right-of-use assets	3,714	7,040
Charged to the consolidated statement of operations:
Unwinding of discount effect	165	81
Charged to other comprehensive income/(loss):
Exchange differences	33	—
At December 31	11,033	7,121